(Loss) Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ (109,333)	$ 53,854	$ 114,332
Weighted-average number of common shares outstanding - Basic	210,105,059	209,754,176	209,529,412
Incremental shares from assumed exercise of stock options	0	0	0
Incremental shares from vesting of restricted stock units	239,171	344,968	248,646
Weighted-average number of common shares outstanding - Diluted	210,344,230	210,099,144	209,778,058
Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$ (0.52)	$ 0.26	$ 0.55
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$ (0.52)	$ 0.26	$ 0.55